Significant Accounting Policies (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Significant Accounting Policies (Textual)
Net of allowances for doubtful accounts	$ 9	$ 9
Total inventory write-offs during period	369	498	$ 346
Impairment losses
Percentage of marketing expenses	50.00%
Reduction of marketing expenses for government grants	$ 6	75	$ 215
Warrants excluded from calculation of diluted net income (loss) per share	70,801		1,349,414
Unrecognized tax benefits
Cumulative adjustment will increase in accumulated deficit	$ 337
Severance expenses	1,007	$ 905	$ 485
Decreasing the Company's deferred revenues	$ 80
Recognized income tax positions, description	Measured at the largest amount that is greater than 50% of the amount likely to be realized.
Increasing Company's trade receivables	$ 233
Increasing Company's other accounts receivable and prepaid expenses	$ 24